MINERAL RIGHTS (Tables)	9 Months Ended
Sep. 30, 2025
Extractive Industries [Abstract]
Schedule of mineral properties

Mineral properties
Cost
As of December 31, 2023	$6,196,114
Disposals	0
Additions	45,000
As of December 31, 2024	6,241,114
Disposals	(2,187,635)
Additions	36,235
As of September 30, 2025	$4,089,714